Average Annual Total Returns{- Fidelity® OTC Portfolio} - 07.31 Fidelity OTC Portfolio Retail PRO-06 - Fidelity® OTC Portfolio	Fidelity OTC Portfolio-Retail Class Return Before Taxes Past 1 year	Fidelity OTC Portfolio-Retail Class Return Before Taxes Past 5 years	Fidelity OTC Portfolio-Retail Class Return Before Taxes Past 10 years	Fidelity OTC Portfolio-Retail Class After Taxes on Distributions Past 1 year	Fidelity OTC Portfolio-Retail Class After Taxes on Distributions Past 5 years	Fidelity OTC Portfolio-Retail Class After Taxes on Distributions Past 10 years	Fidelity OTC Portfolio-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity OTC Portfolio-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity OTC Portfolio-Retail Class After Taxes on Distributions and Sales Past 10 years	NS004 Past 1 year	NS004 Past 5 years	NS004 Past 10 years
Total	39.22%	16.39%	17.11%	36.66%	14.75%	15.39%	24.76%	12.81%	13.87%	36.69%	14.93%	16.05%